Organization, Liquidity and Management's Plan, and Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	12 Months Ended
	May. 28, 2015 USD ($)	May. 04, 2015 USD ($)	Apr. 28, 2015 USD ($) shares	May. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Segment Candidate shares	Dec. 31, 2014 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Date of incorporation					Sep. 24, 2012
State of Incorporation					Delaware
Highly liquid investments maturities					Three months or less
Common stock sold | shares				56,997
Accumulated deficit					$ (45,545,445)	$ (22,141,457)
Number of operating segment | Segment					1
Ligand [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit					$ (45,545,445)
Number of drug candidates | Candidate					5
IPO [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock sold | shares			3,000,000	3,450,000
Net proceeds after deducting underwriting discounts and commissions	$ 3,225,866		$ 19,100,500	$ 22,326,366
Underwriting discounts, commissions and other offering expenses	$ 374,134	$ 4,899,500		$ 5,273,634
IPO [Member] | Ligand [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock sold | shares					3,655,964